Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Consolidated Statement of Income and Comprehensive Income [Abstract]
Interest income calculated using effective interest rate method	$ 18,240	$ 19,614	$ 54,803	$ 59,645